Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 7,484,174	$ 7,354,975
Less: accumulated amortization	(2,345,737)	(2,023,632)
Intangible assets, net	5,138,437	5,331,343
Trade mark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	6,500,000	6,500,000
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 984,174	$ 854,975